Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and contingencies
Schedule of minimum lease payments under all non-cancellable leases

        As of December 31, 2015, minimum lease payments under all non-cancellable leases were as follows:

RMB
Year ending December 31, 2016	238,562
Year ending December 31, 2017	189,542
Year ending December 31, 2018	168,363
Year ending December 31, 2019	130,061
Year ending December 31, 2020	59,781
Over December 31, 2020	101,698

Total minimum lease payments	888,007